Quantitative and qualitative disclosure about market risk - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Concentration Risk
Provision for loan losses during the period	$ 50,000.00	$ 970,000	$ 1,390,000
Outstanding principal	19,680,000
Accrued interest on loans	40,000.00
Cash and bank deposits	$ 3,110,000				$ 500,000	$ 500,000
Maturity term of time deposits	5 years				5 years
Subsequent event
Concentration Risk
Cash and bank deposits				$ 2,280,000
Mr. Or
Concentration Risk
Loan receivable	$ 0	$ 0
Alpen Baruch Bank
Concentration Risk
Cash at bank	$ 420,000
Alpen Baruch Bank | Subsequent event
Concentration Risk
Cash at bank				$ 310,000
Sales Revenue | Customer concentration | Major Customer One
Concentration Risk
Concentration risk percentage	23.00%	18.00%
Sales Revenue | Customer concentration | Major Customer Two
Concentration Risk
Concentration risk percentage	11.00%	13.00%
Loans receivable | Customer One | Customer concentration
Concentration Risk
Concentration risk percentage	17.00%	11.00%
Loans receivable | Customer Two | Customer concentration
Concentration Risk
Concentration risk percentage	21.00%	14.00%
Loans receivable | Customer Three | Customer concentration
Concentration Risk
Concentration risk percentage		20.00%
Loans receivable | Customer Four | Customer concentration
Concentration Risk
Concentration risk percentage		23.00%
Cost of revenue | Supplier concentration | Supplier one
Concentration Risk
Concentration risk percentage	15.00%	14.00%